Related Party Transactions - Schedule of Balances Amount with Related Parties (Details) - Related Party - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 20,200	¥ 5,654
Chief Executive Officer
Related Party Transaction [Line Items]
Amounts due from related parties	2,789	5,594
Affiliated Companies
Related Party Transaction [Line Items]
Amounts due from related parties	17,411	60
An Affiliated Company
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 9,431	¥ 27,242